Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative [Line Items]
Probability	100.00%
Weighted average term (years) (in Dollars per share)	$ 0.27
Weighted average discount rate	25.00%
Probability of Next Equity Financing [Member]
Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative [Line Items]
Probability	3.00%
Probability of SPAC/PIPE [Member]
Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative [Line Items]
Probability	95.00%
Probability of IPO [Member]
Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative [Line Items]
Probability	2.00%